Subsequent Event (Details) $ in Millions	Aug. 04, 2023 USD ($)
Jansen Agreement | Achievement of Collaboration and License Agreement Milestone
Disclosure of non-adjusting events after reporting period [line items]
Milestone achieved	$ 20